Jan. 25, 2019
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Vanguard Wellesley Income Fund

Supplement Dated February 21, 2019 to the Prospectus and
Summary Prospectus Dated January 25, 2019

Prospectus and Summary Prospectus Text Changes
The “Average Annual Total Returns” table for Vanguard Wellesley Income
Fund is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2018

	1	Year	5 Years	10 Years
Vanguard Wellesley Income Fund Investor Shares
Return Before Taxes	–2.57%		4.90%	7.94%
Return After Taxes on Distributions	–4.54		3.25	6.43
Return After Taxes on Distributions and Sale of Fund Shares	–0.67		3.36	5.96
Vanguard Wellesley Income Fund Admiral Shares
Return Before Taxes	–2.49%		4.97%	8.02%
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Credit A or Better Bond Index	–1.45%		3.02%	4.72%
Wellesley Income Composite Index	–2.79		4.85	7.55

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 27B 022019